Document and Entity Information	3 Months Ended
Mar. 31, 2013
Entity Information [Line Items]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Mar. 31, 2013
Trading Symbol	AXGN
Entity Registrant Name	AxoGen, Inc.
Entity Central Index Key	0000805928
Entity Filer Category	Smaller Reporting Company